9. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment
	2012	2011
	US$’000	US$’000

Office premises	1,866	1,866
Leasehold improvements	158	151
Furniture, fixtures and office equipment	616	636
Motor vehicles	162	162
Testing equipment	87	84

	2,889	2,899

Less: Accumulated depreciation	(1,944)	(1,841)

	945	1,058

Depreciation expense
	2012	2011	2010
	US$’000	US$’000	US$’000

Depreciation charge	130	182	170

ZHEJIANG
Property, plant and equipment
	2012	2011
	RMB’000	RMB’000

Office premises and leasehold improvements	47,092	51,304
Furniture, fixtures and office equipment	7,136	6,136
Motor vehicles	3,361	2,498
Plant and machineries	711	672
Construction in progress	298	-

	58,598	60,610

Less: Accumulated depreciation	(9,505)	(7,672)

	49,093	52,938

Depreciation expense
	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Depreciation charge	3,017	2,694	2,398